Exchange gain/ (loss) recognised in the consolidated statements of profit or loss:	12 Months Ended
Mar. 31, 2019
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Exchange gain/ (loss) recognised in the consolidated statements of profit or loss:

11. Exchange gain/ (loss) recognised in the consolidated statements of profit or loss:

For the year ended March 31,	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Cost of sales	(6,378)	(2,817)	(3,006)	(43)
Administration cost (Forex on MAT credit entitlements)	736	(182)	(1,847)	(27)
Investment and other income	(184)	736	(1,351)	(20)
Finance and other costs	(2,279)	(1,565)	(2,721)	(39)

Total	(8,105)	(3,828)	(8,925)	(129)